Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GNMA FUND, INC.
Entity Central Index Key	0000779785
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005523
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	Investor Class
Trading Symbol	PRGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GNMA Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - Investor Class	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Agency mortgage-backed securities (MBS), including Government National Mortgage Association (GNMA) securities, delivered positive returns over the period. Performance was supported by favorable supply-demand dynamics, declining market volatility in late 2025, and technical support from government-sponsored enterprise purchases, though returns moderated later in the period amid renewed volatility and inflation concerns.

  Security selection contributed to relative performance versus the style-specific Bloomberg U.S. GNMA Index as the portfolio benefited from holding 30-year GNMA securities in several coupon segments. The fund’s underweight cash position, which reflected the use of to-be-announced (TBA) securities to gain additional mortgage exposure, also added value, as did an out-of-benchmark allocation to collateralized mortgage obligations.

  The fund’s short duration position later in 2025 detracted versus the style-specific benchmark as Treasury yields generally declined during that time frame. An allocation to conventional MBS also modestly detracted largely due to transaction timing within the sector.

  The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing primarily in GNMA mortgage-backed securities and investments linked to these securities. At period-end, the portfolio favored current-production MBS coupons, which may benefit from recent housing-related policy initiatives that have increased demand for newly issued mortgage securities.

  In terms of derivative exposure, the fund maintained meaningful holdings in TBAs as well as interest rate derivatives, which are primarily used to manage exposure to the yield curve.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,105	10,232	10,104
2016	10,015	9,908	9,959
2017	10,051	10,008	9,990
2017	10,122	10,158	10,096
2017	10,159	10,283	10,151
2017	10,130	10,227	10,120
2018	9,991	10,059	9,949
2018	10,046	10,120	10,048
2018	10,094	10,175	10,110
2018	10,062	10,089	10,062
2019	10,268	10,378	10,324
2019	10,470	10,768	10,582
2019	10,678	11,210	10,788
2019	10,720	11,178	10,831
2020	10,895	11,590	10,997
2020	11,136	11,781	11,255
2020	11,127	11,936	11,206
2020	11,147	11,992	11,225
2021	11,113	11,750	11,162
2021	11,030	11,734	11,137
2021	11,029	11,925	11,157
2021	10,948	11,854	11,093
2022	10,700	11,440	10,885
2022	10,209	10,769	10,397
2022	10,044	10,552	10,211
2022	9,805	10,332	9,966
2023	9,802	10,328	9,960
2023	9,950	10,538	10,126
2023	9,833	10,426	10,025
2023	9,817	10,454	10,005
2024	10,011	10,671	10,206
2024	10,012	10,676	10,214
2024	10,510	11,187	10,727
2024	10,462	11,173	10,683
2025	10,598	11,291	10,839
2025	10,515	11,258	10,772
2025	10,814	11,538	11,087
2025	11,061	11,809	11,357
2026	11,313	11,998	11,621
2026	11,185	11,836	11,490

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
GNMA Fund (Investor Class)	6.38%	0.28%	1.13%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. GNMA Index (Strategy Benchmark)	6.67	0.63	1.40

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 343,585,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 765,000
InvestmentCompanyPortfolioTurnover	312.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$343,585 Number of Portfolio Holdings610
Holdings [Text Block]
Table Summary
U.S. Government & Agency Mortgage-Backed Securities	108.0%
Non-U.S. Government Mortgage-Backed Securities	3.8
Short-Term and Other	-11.8

Largest Holdings [Text Block]
Table Summary
Government National Mortgage Assn.	91.0%
Federal National Mortgage Assn.	8.1
Federal Home Loan Mortgage	4.5
UMBS	4.4
OBX Trust	1.0
Sequoia Mortgage Trust	0.6
Tricon American Homes Trust	0.5
RCKT Mortgage Trust	0.4
Morgan Stanley Residential Mortgage Loan Trust	0.2
Cross Mortgage Trust	0.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000190558
Shareholder Report [Line Items]
Fund Name	GNMA Fund
Class Name	I Class
Trading Symbol	PRXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GNMA Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - I Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Agency mortgage-backed securities (MBS), including Government National Mortgage Association (GNMA) securities, delivered positive returns over the period. Performance was supported by favorable supply-demand dynamics, declining market volatility in late 2025, and technical support from government-sponsored enterprise purchases, though returns moderated later in the period amid renewed volatility and inflation concerns.

  Security selection contributed to relative performance versus the style-specific Bloomberg U.S. GNMA Index as the portfolio benefited from holding 30-year GNMA securities in several coupon segments. The fund’s underweight cash position, which reflected the use of to-be-announced (TBA) securities to gain additional mortgage exposure, also added value, as did an out-of-benchmark allocation to collateralized mortgage obligations.

  The fund’s short duration position later in 2025 detracted versus the style-specific benchmark as Treasury yields generally declined during that time frame. An allocation to conventional MBS also modestly detracted largely due to transaction timing within the sector.

  The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing primarily in GNMA mortgage-backed securities and investments linked to these securities. At period-end, the portfolio favored current-production MBS coupons, which may benefit from recent housing-related policy initiatives that have increased demand for newly issued mortgage securities.

  In terms of derivative exposure, the fund maintained meaningful holdings in TBAs as well as interest rate derivatives, which are primarily used to manage exposure to the yield curve.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
5/3/17	500,000	500,000	500,000
5/31/17	502,250	504,163	503,360
8/31/17	504,781	510,360	506,074
11/30/17	502,904	507,571	504,535
2/28/18	496,146	499,250	496,035
5/31/18	499,019	502,274	500,957
8/31/18	501,555	505,004	504,047
11/30/18	500,087	500,759	501,671
2/28/19	510,453	515,075	514,716
5/31/19	520,594	534,421	527,570
8/31/19	531,065	556,375	537,831
11/30/19	533,283	554,796	540,024
2/29/20	542,127	575,250	548,283
5/31/20	554,288	584,740	561,155
8/31/20	554,009	592,392	558,690
11/30/20	555,160	595,207	559,666
2/28/21	553,576	583,208	556,514
5/31/21	549,602	582,372	555,270
8/31/21	549,736	591,892	556,241
11/30/21	545,877	588,342	553,042
2/28/22	533,741	567,787	542,689
5/31/22	509,559	534,490	518,345
8/31/22	500,975	523,730	509,080
11/30/22	489,315	512,801	496,885
2/28/23	489,427	512,588	496,555
5/31/23	497,707	523,036	504,839
8/31/23	491,494	517,481	499,800
11/30/23	490,930	518,851	498,835
2/29/24	501,562	529,642	508,844
5/31/24	501,876	529,865	509,259
8/31/24	527,136	555,240	534,830
11/30/24	524,327	554,522	532,615
2/28/25	532,111	560,405	540,422
5/31/25	527,546	558,790	537,071
8/31/25	543,525	572,654	552,738
11/30/25	555,582	586,137	566,210
2/28/26	568,543	595,490	579,404
5/31/26	562,408	587,474	572,874

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 5/3/17
GNMA Fund (I Class)	6.61%	0.46%	1.30%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.79
Bloomberg U.S. GNMA Index (Strategy Benchmark)	6.67	0.63	1.51

Performance Inception Date	May 03, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 343,585,000
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 765,000
InvestmentCompanyPortfolioTurnover	312.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$343,585 Number of Portfolio Holdings610
Holdings [Text Block]
Table Summary
U.S. Government & Agency Mortgage-Backed Securities	108.0%
Non-U.S. Government Mortgage-Backed Securities	3.8
Short-Term and Other	-11.8

Largest Holdings [Text Block]
Table Summary
Government National Mortgage Assn.	91.0%
Federal National Mortgage Assn.	8.1
Federal Home Loan Mortgage	4.5
UMBS	4.4
OBX Trust	1.0
Sequoia Mortgage Trust	0.6
Tricon American Homes Trust	0.5
RCKT Mortgage Trust	0.4
Morgan Stanley Residential Mortgage Loan Trust	0.2
Cross Mortgage Trust	0.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless